FINANCIAL INSTRUMENTS (Commodity contracts outstanding) (Details) - Cash flow hedges $ in Thousands, pound in Millions, gal in Millions	Dec. 29, 2024 USD ($) pound gal	Dec. 31, 2023 USD ($) pound gal
Commodity risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, fair value	$ (8,363)	$ 2,804
Commodity risk | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | pound	382.2	144.6
Financial assets, fair value	$ (7,935)	$ 2,838
Commodity risk | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | gal	3.4	2.9
Financial assets, fair value	$ (428)	$ (34)
Foreign currency risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	4,383	877
Financial liabilities, carrying value	(1,784)	(2,828)
Accounts payable and accrued liabilities(1) | Commodity risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(9,972)	(1,932)
Accounts payable and accrued liabilities(1) | Commodity risk | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(9,519)	(1,745)
Accounts payable and accrued liabilities(1) | Commodity risk | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(453)	(187)
Financial assets included in prepaid expenses, deposits and other current assets | Commodity risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,609	4,736
Financial assets included in prepaid expenses, deposits and other current assets | Commodity risk | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	1,584	4,583
Financial assets included in prepaid expenses, deposits and other current assets | Commodity risk | Swap And Option Contract
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 25	$ 153